Employee Benefit Plans - Schedule of Defined Benefit Pension Plan (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 1,390	$ 4,004	$ 1,835
Current service cost	17,416	39,295	25,770
Gain on settlement	(81,046)	(18,150)	(3,253)
Recognized net actuarial (gains) losses	(23,832)	12,715	27,186
Net periodic benefit cost	$ (86,072)	$ 37,864	$ 51,538
Actuarial assumptions used to determine net cost:
Rate of increase in salary	2.50%	2.50%	2.50%
Minimum [Member]
Actuarial assumptions used to determine net cost:
Discount rate	2.88%	3.48%	3.00%
Expected return on assets	3.00%	3.48%	3.00%
Maximum [Member]
Actuarial assumptions used to determine net cost:
Discount rate	3.64%	4.30%	3.71%
Expected return on assets	3.64%	4.30%	3.71%